Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment and Subsegments
The Company provides its principal products and services in three ongoing businesses and reports results through five ongoing segments as follows:

Business	Segment
Retirement Solutions	Retirement Annuities
Investment Management	Investment Management
Insurance Solutions	Individual Life Employee Benefits

Schedule of Operating Earnings Before Income Taxes from Segments
The summary below reconciles operating earnings before income taxes for the segments to Income (loss) before income taxes for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Retirement Solutions:
Retirement	$595.8	$448.6	$441.9
Annuities	293.8	102.2	387.6
Investment Management	178.1	134.5	87.5
Insurance Solutions:
Individual Life	254.8	196.2	279.3
Employee Benefits	106.1	109.4	83.3
Total Ongoing Businesses	1,428.6	990.9	1,279.6
Corporate	(210.6)	(182.3)	(230.2)
Closed Blocks:
Closed Block Institutional Spread Products	35.9	45.7	83.2
Closed Block Other	14.7	64.0	(13.0)
Closed Blocks	50.6	109.7	70.2
Total operating earnings before income taxes	1,268.6	918.3	1,119.6

Adjustments:
Closed Block Variable Annuity	(1,209.3)	(692.3)	(564.5)
Net investment gains (losses) and related charges and adjustments	212.1	455.5	71.8
Net guaranteed benefit hedging gains (losses) and related charges and adjustments	19.4	97.2	(269.4)
Loss related to businesses exited through reinsurance or divestment	(59.8)	(45.8)	(35.1)
Income (loss) attributable to noncontrolling interests	190.1	138.2	190.9
Immediate recognition of net actuarial gains (losses) related to pension and other postretirement benefit obligations and gains (losses) from plan amendments and curtailments	405.2	(165.0)	(157.8)
Other adjustments to operating income	(68.2)	(100.1)	(77.7)
Income (loss) before income taxes	$758.1	$606.0	$277.8

Scheudule of Revenue from Segments
The summary below reconciles operating revenues for the segments to Total revenues for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Retirement Solutions:
Retirement	$2,399.4	$2,271.9	$2,225.4
Annuities	1,244.6	1,307.0	1,401.4
Investment Management	607.7	545.5	491.9
Insurance Solutions:
Individual Life	2,791.9	2,793.9	2,785.0
Employee Benefits	1,262.5	1,251.2	1,246.2
Total Ongoing Businesses	8,306.1	8,169.5	8,149.9
Corporate	87.4	65.9	(13.7)
Closed Blocks:
Closed Block Institutional Spread Products	109.1	127.2	188.1
Closed Block Other	27.7	43.8	52.2
Closed Blocks	136.8	171.0	240.3
Total operating revenues	8,530.3	8,406.4	8,376.5

Adjustments:
Closed Block Variable Annuity	(726.2)	(70.0)	794.9
Net realized investment gains (losses) and related charges and adjustments	157.4	603.4	219.2
Gain (loss) on change in fair value of derivatives related to guaranteed benefits	104.0	83.1	(399.0)
Revenues related to businesses exited through reinsurance or divestment	(76.2)	64.6	116.1
Revenues (loss) attributable to noncontrolling interests	411.2	313.8	399.1
Other adjustments to operating revenues	358.0	214.0	212.0
Total revenues	$8,758.5	$9,615.3	$9,718.8

Other Segment Information

The Investment Management segment revenues include the following intersegment revenues, primarily consisting of asset-based management and administration fees.

	Years Ended December 31,
	2013	2012	2011
Investment management intersegment revenues	$157.8	$157.6	$164.1

Schedule of Assets from Segments
The summary below presents Total assets for the Company’s segments as of December 31, 2013 and 2012:

	2013	2012
Retirement Solutions:
Retirement	$92,336.7	$86,504.3
Annuities	26,528.3	27,718.6
Investment Management	463.3	498.5
Insurance Solutions:
Individual Life	25,592.2	25,319.0
Employee Benefits	2,518.5	2,657.0
Total Ongoing Businesses	147,439.0	142,697.4
Corporate	4,802.8	5,593.4
Closed Blocks:
Closed Block Variable Annuity	49,483.5	49,157.6
Closed Block Institutional Spread Products	3,390.1	4,392.2
Closed Block Other	7,586.5	8,239.1
Closed Blocks	60,460.1	61,788.9
Total assets of segments	212,701.9	210,079.7
Noncontrolling interest	8,321.3	6,314.5
Total assets	$221,023.2	$216,394.2